Contents of Significant Accounts - Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 0	$ (455,076)	$ (1,021,010)
Total interest expense before capitalization of borrowing costs	$ 2,407,000	1,407,000	867,000
Cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of the CGU		1,169,000	1,995,000
Impairment loss		$ 455,000	$ 795,000
Discount rates			13.00%